Maturity of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [text block] [Abstract]
Maturity of Assets and Liabilities
42.	Maturity of Assets and Liabilities:

The table below shows the classification of assets and liabilities as current and non-current as the balance sheet is presented in the order of liquidity without indicating this information:

		2020
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Assets
Cash and due from banks	2,560,216	—	—	—	2,560,216	—	—	—	—	2,560,216
Transactions in the course of collection	—	163,252	—	—	163,252	—	—	—	—	163,252
Financial Assets held-for-trading	—	4,666,156	—	—	4,666,156	—	—	—	—	4,666,156
Investments under resale agreements	—	39,095	20,591	16,721	76,407	—	—	—	—	76,407
Derivative instruments	—	131,978	211,871	423,431	767,280	593,691	405,153	851,880	1,850,724	2,618,004
Loans and advances to banks (*)	—	2,743,134	71,401	125,121	2,939,656	—	—	—	—	2,939,656
Loans to customers at amortized cost (*)	—	3,135,874	2,173,685	5,791,178	11,100,737	6,876,058	3,711,756	9,249,139	19,836,953	30,937,690
Financial Assets at Fair Value through Other Comprehensive Income	—	78,180	140,367	487,075	705,622	162,683	16,856	182,992	362,531	1,068,153
Financial instruments at amortized cost	—	—	—	—	—	—	—	—	—	—
Total financial assets	2,560,216	10,957,669	2,617,915	6,843,526	22,979,326	7,632,432	4,133,765	10,284,011	22,050,208	45,029,534

		2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Assets
Cash and due from banks	3,713,734	—	—	—	3,713,734	—	—	—	—	3,713,734
Transactions in the course of collection	—	326,446	—	—	326,446	—	—	—	—	326,446
Financial Assets held-for-trading	—	3,876,695	—	—	3,876,695	—	—	—	—	3,876,695
Investments under resale agreements	—	37,763	14,013	12,589	64,365	—	—	—	—	64,365
Derivative instruments	—	81,336	235,071	703,543	1,019,950	651,610	400,466	911,272	1,963,348	2,983,298
Loans and advances to banks (*)	—	1,366,332	81,053	81,457	1,528,842	990	—	—	990	1,529,832
Loans to customers at amortized cost (*)	—	3,602,722	2,492,113	6,415,681	12,510,516	7,627,207	4,002,539	10,125,611	21,755,357	34,265,873
Financial Assets at Fair Value through Other Comprehensive Income	—	92,654	475,406	1,008,858	1,576,918	836,880	124,380	522,996	1,484,256	3,061,174
Financial instruments at amortized cost	—	—	—	—	—	—	413,599	426,145	839,744	839,744
Total financial assets	3,713,734	9,383,948	3,297,656	8,222,128	24,617,466	9,116,687	4,940,984	11,986,024	26,043,695	50,661,161

(*)	The respective provisions, which amount to Ch$836,107 million and Ch$673,496 million in 2020 and 2021, respectively, for loans to customers and Ch$458 million and Ch$81 million for loans and advances to banks, have not been deducted from these balances.

		2020
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Liabilities
Current accounts and other demand deposits	15,167,229	—	—	—	15,167,229	—	—	—	—	15,167,229
Transactions in the course of payment	—	882,944	—	—	882,944	—	—	—	—	882,944
Obligations under repurchase agreements	—	288,874	43	—	288,917	—	—	—	—	288,917
Savings accounts and time deposits (**)	—	5,909,865	1,945,177	642,125	8,497,167	58,441	1,232	151	59,824	8,556,991
Derivative instruments	—	185,093	243,096	442,551	870,740	666,493	427,190	877,230	1,970,913	2,841,653
Borrowings from financial institutions	—	76,018	141,809	341,188	559,015	1,020,138	2,090,600	—	3,110,738	3,669,753
Debt issued:
Mortgage bonds	—	806	793	1,714	3,313	2,321	838	314	3,473	6,786
Bonds	—	220,455	113,448	891,973	1,225,876	1,704,497	1,586,221	3,183,808	6,474,526	7,700,402
Subordinate bonds	—	3,547	1,221	113,397	118,165	29,354	16,688	722,200	768,242	886,407
Other financial obligations	—	191,303	40	163	191,506	189	18	—	207	191,713
Lease liabilities	—	2,271	4,621	20,025	26,917	39,697	19,424	28,979	88,100	115,017
Total financial liabilities	15,167,229	7,761,176	2,450,248	2,453,136	27,831,789	3,521,130	4,142,211	4,812,682	12,476,023	40,307,812

		2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Liabilities
Current accounts and other demand deposits	18,542,791	—	—	—	18,542,791	—	—	—	—	18,542,791
Transactions in the course of payment	—	210,479	—	—	210,479	—	—	—	—	210,479
Obligations under repurchase agreements	—	87,667	4	7,338	95,009	—	—	—	—	95,009
Savings accounts and time deposits (**)	—	6,640,986	1,748,178	234,675	8,623,839	65,552	1,906	452	67,910	8,691,749
Derivative instruments	—	34,931	226,057	713,279	974,267	644,452	399,499	755,258	1,799,209	2,773,476
Borrowings from financial institutions	—	196,093	1,259,282	18,344	1,473,719	3,388,146	—	—	3,388,146	4,861,865
Debt issued:
Mortgage bonds	528	544	1,066	—	2,138	1,425	185	368	1,978	4,116
Bonds	139,874	374,532	848,924	—	1,363,330	1,933,284	1,784,606	3,476,059	7,193,949	8,557,279
Subordinate bonds	4,227	1,390	112,859	—	118,476	19,979	15,854	763,201	799,034	917,510
Other financial obligations	—	274,413	25	90	274,528	90	—	—	90	274,618
Lease liabilities	2,312	6,586	17,502	—	26,400	29,056	16,449	23,765	69,270	95,670
Total financial liabilities	18,689,732	7,827,621	4,213,897	973,726	31,704,976	6,081,984	2,218,499	5,019,103	13,319,586	45,024,562

(**)	Excludes term saving accounts, which amount to Ch$448,257 million (Ch$342,550 million in December 2020